Bridge Loans and Warrants	9 Months Ended
Sep. 30, 2025
Bridge Loans and Warrants [Abstract]
Bridge Loans and Warrants

Note 8. Bridge Loans and Warrants

Bridge Loans

In May, June, August and September 2025, the Company entered into a series of unsecured debt note subscription agreements (the “Bridge Loans”) with multiple lenders, generating aggregate gross proceeds of $5,687. In accordance with the terms of the agreements, the Bridge Loans bear interest at a fixed annual rate of 15%, payable in kind (“PIK”) calculated on the outstanding principal balance. The Bridge Loans mature one year from their respective issuance dates and are subject to mandatory early redemption upon the consummation of a qualifying business combination, such as the Merger. In such an event, all accrued and unaccrued interest becomes immediately due and payable on the 30th day following the completion of the qualifying transaction.

During May, June, August and September 2025, the company entered into multiple letter agreements to convert the Bridge Loans into ordinary shares of Terra Innovatum Global, Srl. if the Merger is completed (the “Bridge Loan Conversion”). If the Bridge Loan Conversion happens at the time of the Merger, the shares will be priced at $7.00 each. If the Merger does not occur by April 30, 2026, the Bridge Loan Conversion price will instead be based on a valuation of $100,000 divided by the fully diluted equity of Terra Innovatum Global, Srl. If the Merger is successful, the shares will be issued by the Company; if not, they will be issued by Terra Innovatum, Srl. or its parent company. If the Merger is completed, Terra Innovatum, Srl. is released from its obligations, and the Company assumes them. The lender is also entitled to a liquidation preference for shares received upon conversion, receiving either 150% of the conversion price or a pro rata share of the liquidation proceeds, whichever is greater.

In August 2025, we amended our Bridge Loan agreements. The liquidation preference in each agreement was modified to apply only upon termination of the Merger and entitles lenders to the greater of 150% of the conversion price, as defined, or a pro rata share of the equity issuer’s assets based on their ownership percentage. Upon consummation of the Merger, the liquidation preference will terminate. The amendment defines the coverage amount as 100% of the total number of shares issued upon conversion. Following the Merger, lenders will receive two sets of warrants to subscribe to a number of ordinary shares of the Company equal to the coverage amount, priced at $11.50 and $15.00 per share respectively. These warrants are exercisable within 36 months and do not include anti-dilution rights. Additionally, lenders are obligated to use their best efforts to actively support PIPE fundraising efforts and will earn a 3% commission on the funds raised through their efforts, payable in cash or ordinary shares of Terra Innovatum Global N.V.(see “Note 13 – Subsequent Events) at the applicable conversion price if the Merger is consummated.

Following the closing of the Merger, the lenders will be issued Company warrants (also see Note 10 — Quotaholders’ Deficit). The issuance of certain of these warrants was contingent upon meeting funding thresholds specified within those Bridge Loan agreements on June 6, 2025.

The Company incurred a total debt discount of $2,870 for the Bridge Loans as a result of the allocation of proceeds to the warrants that will be issued following consummation of the Merger, and we incurred total debt issuance costs of $14 which are being amortized over the term of the loans using the effective interest method. The effective interest rates on the Bridge Loans range from 22.72% to 153.73%. The weighted average interest rate as of September 30, 2025 is 98.80%.

As of September 30, 2025, the aggregate principal amount outstanding of the Bridge Loans, including interest paid in kind, was $5,938. The Bridge Loans are presented net of unamortized debt discount of $2,370 and issuance costs of $11, resulting in a net carrying value of $3,557.